Acquisitions (Details) $ in Millions		12 Months Ended
	Jan. 09, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Number of businesses acquired, deemed to be business combinations		0		0
Contingent consideration		$ 107	$ 84
Cash flows used in obtaining control of subsidiaries or other businesses		9	186	$ 21
Aggregate identifiable assets acquired and liabilities assumed
Payments for acquisitions in current year			177	0
Payments of deferred and contingent consideration			9	21
Goodwill		3,108	3,026	2,992
Acquisitions		0	146
Impairment of goodwill		0	65	$ 84
Foreign exchange movements		$ 82	$ (47)
Cartiheal Ltd
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired	100.00%
Contingent consideration	$ 49
Undiscounted value of contingent consideration	$ 150
Single future financial performance milestone	10 years
Initial cash consideration	$ 180
Escrow deposit	18
Aggregate identifiable assets acquired and liabilities assumed
Intangible assets - Product-related and trade name	84
Inventory	1
Cash	6
Other liabilities	(2)
Trade and other payables	(1)
Net deferred tax liability	(3)
Net assets	85
Goodwill	146
Total consideration	$ 231
Cartiheal Ltd | Minimum
Disclosure of detailed information about business combination [line items]
Equal instalments	12 months
Cartiheal Ltd | Maximum
Disclosure of detailed information about business combination [line items]
Equal instalments	18 months